Reinsurance - Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	$ 35,848	$ 27,455
Reinsurance Recoverables, Gross	35,885	27,462
ACL on reinsurance recoverables	37	7
Sold businesses (MassMutual and Prudential) | Life insurance and annuities
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	19,850	18,807
FIA embedded derivative | Global Atlantic
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	8,700	7,600
FIA embedded derivative | Global Atlantic | Life insurance and annuities
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	8,718	7,579
FIA embedded derivative | TR Re | Life insurance and annuities
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	6,130	0
Continuing Operations [Member] | Other reinsurers
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	$ 1,187	$ 1,076